Share-Based Compensation	6 Months Ended
Jun. 30, 2022
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
9	Share-based compensation
Share option plans
2014 Incentive Plan
On July 23 2014, the Company’s board of directors and shareholders approved the 2014 Incentive Plan (the “2014 Plan”). Awards under the 2014 Plan vest up
to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 5,500,000 common shares for issuance under the 2014 Plan. As of June 30, 2022, 37,911 shares remain available for grant under the 2014 Plan.
2017 Incentive Plan
On March 1, 2017, the Company’s board of directors and shareholders approved the 2017 Incentive Plan (the “2017 Plan”). Awards under the 2017 Plan vest up
to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 6,015,137 common shares for issuance under the 2017 Plan. As of June 30, 2022, 86,632 shares remain available of grant under the 2017 Plan.
2021 Incentive Plan
In December 2021, the Company’s board of directors and shareholders approved the 2021 Incentive Plan (the “2021 Plan”). Awards under the 2021 Plan vest up
to 4 years from the date of grant and expire no more than 10 years after the grant date. The Company reserved a total of 4,000,000 common shares for issuance under the 2021 Plan. As of June 30, 2022, 2,333,872 shares remain available of grant under the 2021 Plan.
The exercise price, vesting and other conditions of individual awards are determined by the board of directors or any of the committees appointed by the board of directors to administer the 2014, 2017 and 2021 Plans. The awards are subject to multiple service vesting periods up
to 4 years, and will expire 10 years after the date of award. Upon the termination of the grantee’s continuous service, the Company has the right to repurchase the vested award or shares obtained.
Total compensation costs recognized for the six months ended June 30, 2021 and 2022 were as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
Cost of revenues	20	(6)	(1)
Research and development	6,464	(1,599)	(239)
Sales and marketing	1,733	520	78
General and administrative	10,819	11,269	1,682

Total	19,036	10,184	1,520